Fair Value Measurements - Significant Unobservable Inputs (Q1) (Details) - Fair value, recurring - Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability value, beginning balance	$ 1,172
Change in fair value	256
Exercise of Series C warrants	(1,428)
Liability value, ending balance	0	$ 1,172
Contingent consideration liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability value, beginning balance	660	1,066	$ 0
Change in fair value	(290)	406	(1,066)
Liability value, ending balance	$ 370	$ 660	$ 1,066